Accounts Receivable - Summary of Activity for Allowance for Doubtful Accounts/ Credit Losses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Allowance For Doubtful Accounts Receivable Rollforward
Balance at the beginning of the year	₨ 246	$ 3.4	₨ 40
Provision for doubtful debts/ expected credit losses (net)	286	3.9	241
Write offs charged against the allowance	(44)	(0.6)	(35)
Less: Reclassified as held for sale	(13)	(0.2)
Balance at the end of the year	₨ 475	$ 6.5	₨ 246